COSTS AND EXPENSES BY NATURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Material Income And Expense Abstract
Repairs and maintenance expense	$ 445,680	$ 366,393